UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	CONSOLIDATED SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS LEGG MASON STRATEGIC REAL RETURN FUND

FORM N-Q

DECEMBER 31, 2014

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	December 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 39.4%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	1,839,031		$2,159,136
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	2,362,633		2,707,431
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	1,314,686		1,488,368
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	1,078,973		1,482,997
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	364,940		452,840
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	1,112,111		1,591,709
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	142,808		185,114
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	780,631		1,019,212
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,409,083		1,369,122
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	1,239,264		1,165,102
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,558,718		1,764,153
U.S. Treasury Notes, Inflation Indexed	2.000%	1/15/16	717,846		728,446
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/16	3,678,791		3,667,582
U.S. Treasury Notes, Inflation Indexed	2.500%	7/15/16	499,668		520,865
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	2,107,492		2,211,057
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	2,299,792		2,301,588
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	3,389,562		3,376,851
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	1,101,060		1,153,274
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	674,587		724,864
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	2,583,890		2,555,425
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	878,480		942,856
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	1,029,929		1,080,943
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	4,623,804		4,803,337
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	2,875,946		2,912,119
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	4,259,062		4,142,602
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	2,054,635		2,001,825
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	1,686,970		1,631,220
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	2,856,728		2,824,367
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	1,814,345		1,822,141
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,889,906		1,820,068

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $56,961,607)					56,606,614

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Canada - 0.0%
Government of Canada, Bonds (Cost - $61,814)	4.250%	12/1/26	43,006	CAD	53,647

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.1%
U.S. Government Obligations - 16.1%
U.S. Treasury Bills (Cost - $23,099,416)	0.000%	2/12/15	23,100,000		23,099,538

			SHARES
COMMON STOCKS - 19.3%
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.1%
Magna International Inc., Class A Shares			1,100		119,559

Automobiles - 0.3%
Fuji Heavy Industries Ltd.			4,900		172,554	(a)
Mazda Motor Corp.			3,600		86,415	(a)
Mitsubishi Motors Corp.			5,900		54,050	(a)
Toyota Motor Corp.			2,000		124,721	(a)

Total Automobiles					437,740

Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc., ADR			2,300		46,943	*

Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc.			1,500		88,035
Galaxy Entertainment Group Ltd.			11,000		61,233	(a)

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Jack in the Box Inc.	1,334	$106,667
Las Vegas Sands Corp.	1,500	87,240
MGM China Holdings Ltd.	76,400	192,599	(a)
Sands China Ltd.	24,400	118,832	(a)
TUI AG	5,375	86,377	*
Wyndham Worldwide Corp.	2,600	222,976

Total Hotels, Restaurants & Leisure		963,959

Household Durables - 0.1%
Newell Rubbermaid Inc.	2,276	86,693

Leisure Products - 0.1%
Fuji Photo Film Co., Ltd.	5,200	156,930	(a)

Media - 0.7%
Comcast Corp., Class A Shares	3,450	200,134
DIRECTV	1,900	164,730	*
ITV PLC	53,514	178,275	(a)
Sky PLC	14,554	202,566	(a)
Starz	7,300	216,810	*
Walt Disney Co.	1,500	141,285

Total Media		1,103,800

Multiline Retail - 0.2%
Macy’s Inc.	1,600	105,200
Next PLC	1,652	174,246	(a)

Total Multiline Retail		279,446

Specialty Retail - 0.6%
AutoNation Inc.	1,539	92,971	*
Dixons Carphone PLC	18,787	135,315	(a)
Gap Inc.	2,800	117,908
Home Depot Inc.	2,400	251,928
Lowe’s Cos. Inc.	2,500	172,000
PetSmart Inc.	1,000	81,295

Total Specialty Retail		851,417

Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	4,091	331,831	(a)

TOTAL CONSUMER DISCRETIONARY		4,378,318

CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Britvic PLC	15,654	163,122	(a)
Coca-Cola Enterprises Inc.	1,700	75,174
Dr. Pepper Snapple Group Inc.	2,800	200,704

Total Beverages		439,000

Food & Staples Retailing - 0.3%
Alimentation Couche-Tard Inc., Class B Shares	2,700	113,155
Kroger Co.	4,250	272,892

Total Food & Staples Retailing		386,047

Food Products - 0.3%
Archer-Daniels-Midland Co.	5,000	260,000
Bunge Ltd.	1,700	154,547

Total Food Products		414,547

Household Products - 0.3%
Clorox Co.	1,700	177,157

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Household Products - (continued)
Reckitt Benckiser Group PLC	2,658	$214,425	(a)

Total Household Products		391,582

Personal Products - 0.1%
Kao Corp.	5,400	213,028	(a)

TOTAL CONSUMER STAPLES		1,844,204

ENERGY - 1.5%
Energy Equipment & Services - 0.3%
China Oilfield Services Ltd.	54,000	93,863	(a)
Dril-Quip Inc.	1,750	134,278	*
Helmerich & Payne Inc.	700	47,194
Schlumberger Ltd.	1,500	128,115

Total Energy Equipment & Services		403,450

Oil, Gas & Consumable Fuels - 1.2%
California Resources Corp.	372	2,050	*
ConocoPhillips	1,500	103,590
Dragon Oil PLC	10,943	89,275	(a)
Enerplus Corp.	6,600	63,569
EOG Resources Inc.	1,050	96,673
Exxon Mobil Corp.	4,007	370,447
Marathon Petroleum Corp.	1,200	108,312
Occidental Petroleum Corp.	931	75,048
Phillips 66	2,990	214,383
Polish Oil & Gas Co.	97,360	121,704	(a)
Ultra Petroleum Corp.	6,000	78,960	*
Valero Energy Corp.	6,580	325,710
Woodside Petroleum Ltd.	2,325	72,280	(a)

Total Oil, Gas & Consumable Fuels		1,722,001

TOTAL ENERGY		2,125,451

FINANCIALS - 4.5%
Banks - 1.5%
Bank of America Corp.	14,600	261,194
Bank of Montreal	2,666	188,580
Credit Agricole SA	14,477	186,112	(a)
DBS Group Holdings Ltd.	7,000	108,097	(a)
DNB ASA	3,800	56,029	(a)
Fifth Third Bancorp	8,350	170,131
JPMorgan Chase & Co.	6,463	404,455
KeyCorp	4,950	68,805
Mizuho Financial Group Inc.	79,500	133,584	(a)
Resona Holdings Inc.	20,400	102,961	(a)
Sumitomo Mitsui Financial Group Inc.	5,000	180,662	(a)
Wells Fargo & Co.	5,070	277,937

Total Banks		2,138,547

Capital Markets - 0.2%
3i Group PLC	13,761	95,636	(a)
GAM Holding AG	3,321	59,729	(a)
Macquarie Group Ltd.	2,754	129,985	(a)

Total Capital Markets		285,350

Consumer Finance - 0.1%
Corrections Corp. of America	3,200	116,288

Insurance - 2.2%
Ageas	2,609	92,525	(a)
Allianz AG, Registered Shares	2,011	334,135	(a)
Allstate Corp.	3,245	227,961
American Financial Group Inc.	3,397	206,266
Assurant Inc.	2,896	198,173
Aviva PLC	19,874	148,919	(a)
AXA SA	7,713	178,144	(a)

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Insurance - (continued)
Axis Capital Holdings Ltd.	1,400	$71,526
Everest Re Group Ltd.	1,000	170,300
Hannover Rueck SE	3,000	272,121	(a)
Hanover Insurance Group Inc.	1,800	128,376
Hiscox Ltd.	9,654	108,394	(a)
Legal & General Group PLC	21,616	83,023	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	953	190,926	(a)
PartnerRe Ltd.	600	68,478
Prudential PLC	9,225	212,287	(a)
SCOR SE	1,915	57,953	(a)
St. James’s Place PLC	6,138	77,138	(a)
Swiss Life Holding	767	181,253	(a)
Swiss Re AG	1,710	143,081	(a)
Travelers Cos. Inc.	900	95,265

Total Insurance		3,246,244

Real Estate Investment Trusts (REITs) - 0.1%
GPT Group	30,842	108,964	(a)

Real Estate Management & Development - 0.4%
China Overseas Land & Investment Ltd.	50,000	147,880	(a)
China Resources Land Ltd.	30,000	78,934	(a)
Country Garden Holdings Co., Ltd.	224,000	88,262	(a)
Daito Trust Construction Co., Ltd.	1,300	147,193	(a)
Shimao Property Holdings Ltd.	55,000	122,577	(a)

Total Real Estate Management & Development		584,846

TOTAL FINANCIALS		6,480,239

HEALTH CARE - 2.0%
Biotechnology - 0.4%
Actelion Ltd.	1,260	144,959	(a)
Grifols SA	2,881	114,686	(a)
United Therapeutics Corp.	2,000	258,980	*

Total Biotechnology		518,625

Health Care Equipment & Supplies - 0.2%
Medtronic Inc.	3,000	216,600

Health Care Providers & Services - 0.4%
Aetna Inc.	1,530	135,910
Anthem Inc.	1,789	224,824
Cardinal Health Inc.	2,600	209,898

Total Health Care Providers & Services		570,632

Pharmaceuticals - 1.0%
AbbVie Inc.	4,846	317,122
Indivior PLC	2,658	6,189	*
Johnson & Johnson	2,800	292,796
Novo Nordisk A/S, Class B Shares	8,500	359,649	(a)
Pfizer Inc.	6,397	199,267
Roche Holding AG	900	243,936	(a)
Shire PLC	1,266	89,574	(a)

Total Pharmaceuticals		1,508,533

TOTAL HEALTH CARE		2,814,390

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.8%
Alliant Techsystems Inc.	2,150	249,937
Boeing Co.	2,500	324,950
Lockheed Martin Corp.	1,770	340,849
Northrop Grumman Corp.	1,800	265,302

Total Aerospace & Defense		1,181,038

Airlines - 0.1%
Copa Holdings SA, Class A Shares	800	82,912

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Airlines - (continued)
easyJet PLC	2,971	$76,686	(a)

Total Airlines		159,598

Building Products - 0.1%
Lennox International Inc.	1,400	133,098

Construction & Engineering - 0.1%
AECOM	4,250	129,072	*

Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	6,000	71,436	(a)

Industrial Conglomerates - 0.5%
DCC PLC	4,771	262,214	(a)
Siemens AG, Registered Shares	1,791	203,118	(a)
United Technologies Corp.	2,004	230,460

Total Industrial Conglomerates		695,792

Machinery - 0.1%
Toro Co.	2,197	140,191

Professional Services - 0.0%
Manpower Inc.	1,000	68,170

Road & Rail - 0.3%
Central Japan Railway Co.	2,089	313,396	(a)
West Japan Railway Co.	3,200	151,635	(a)

Total Road & Rail		465,031

TOTAL INDUSTRIALS		3,043,426

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.6%
Brocade Communications Systems Inc.	27,400	324,416
Cisco Systems Inc.	13,950	388,019
QUALCOMM Inc.	2,850	211,841

Total Communications Equipment		924,276

Electronic Equipment, Instruments & Components - 0.1%
Zebra Technologies Corp., Class A Shares	1,200	92,892	*

Internet Software & Services - 0.1%
United Internet AG	3,524	159,807	(a)

IT Services - 0.2%
Cielo SA	7,400	115,963	(a)
Computer Sciences Corp.	2,550	160,777
NeuStar Inc.	3,400	94,520	*

Total IT Services		371,260

Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Group Ltd.	6,600	95,700
Texas Instruments Inc.	4,000	213,860

Total Semiconductors & Semiconductor Equipment		309,560

Software - 0.5%
Activision Blizzard Inc.	3,400	68,510
Amdocs Ltd.	2,300	107,306
Aspen Technology Inc.	3,600	126,072	*
Electronic Arts Inc.	2,600	122,239	*
Microsoft Corp.	5,195	241,308

Total Software		665,435

Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc.	7,000	772,660
Samsung Electronics Co., Ltd.	266	319,746	(a)
SanDisk Corp.	2,000	195,960

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seiko Epson Corp.	2,800	$117,609	(a)

Total Technology Hardware, Storage & Peripherals		1,405,975

TOTAL INFORMATION TECHNOLOGY		3,929,205

MATERIALS - 0.7%
Chemicals - 0.4%
EMS-Chemie Holding AG	342	138,853	(a)
LyondellBasell Industries NV, Class A Shares	2,200	174,658
PPG Industries Inc.	1,167	269,752

Total Chemicals		583,263

Construction Materials - 0.2%
Imerys SA	1,794	132,297	(a)
Taiwan Cement Corp.	52,000	71,016	(a)

Total Construction Materials		203,313

Containers & Packaging - 0.1%
Packaging Corp. of America	2,400	187,320

TOTAL MATERIALS		973,896

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	4,700	157,873
BT Group PLC	37,119	230,418	(a)
Hellenic Telecommunications Organization SA	4,280	46,707	*(a)
Nippon Telegraph & Telephone Corp.	2,868	147,582	(a)
PT Telekomunikasi Indonesia Persero Tbk	517,500	118,770	(a)
Verizon Communications Inc.	6,300	294,714

Total Diversified Telecommunication Services		996,064

Wireless Telecommunication Services - 0.2%
Freenet AG	4,226	121,148	(a)
KDDI Corp.	2,200	137,654	(a)
Sistema JSFC, Registered Shares, GDR	6,700	34,797	(a)

Total Wireless Telecommunication Services		293,599

TOTAL TELECOMMUNICATION SERVICES		1,289,663

UTILITIES - 0.6%
Electric Utilities - 0.2%
Huaneng Power International Inc., Class H Shares	142,000	192,090	(a)
Red Electrica Corporacion SA	1,021	89,631	(a)

Total Electric Utilities		281,721

Gas Utilities - 0.1%
Gas Natural SDG SA	7,303	183,720	(a)

Multi-Utilities - 0.1%
Wisconsin Energy Corp.	3,800	200,412

Water Utilities - 0.2%
Guangdong Investment Ltd.	160,000	207,779	(a)

TOTAL UTILITIES		873,632

TOTAL COMMON STOCKS (Cost - $21,998,457)		27,752,424

INVESTMENTS IN UNDERLYING FUNDS - 20.4%
iShares Trust - iShares Barclays TIPS Bond Fund	16,317	1,827,667
iShares Trust - iShares MSCI EAFE Index Fund	100,063	6,087,833
Vanguard Index Funds - Vanguard Total Stock Market Fund, ETF Shares	61,477	6,516,562

See Notes to Consolidated Schedule of Investments.

QS LEGG MASON STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - (continued)
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			182,977	$14,821,137

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $22,099,941)				29,253,199

PREFERRED STOCKS - 0.3%
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA			1,603	173,404	(a)

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA			9,020	117,282	(a)

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Cia Energetica de Sao Paulo			9,200	92,765	(a)

TOTAL PREFERRED STOCKS (Cost - $432,861)				383,451

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Eurodollar Mid Curve 1-Year Futures, Call @ $99.13		1/16/15	88	550
Eurodollar Mid Curve 1-Year Futures, Call @ $99.25		1/16/15	88	550
U.S. Treasury 10-Year Notes Futures, Call @ $132.00		1/23/15	18	281
U.S. Treasury 30-Year Bonds Futures, Call @ $150.00		1/23/15	35	2,188

TOTAL PURCHASED OPTIONS (Cost - $38,188)				3,569

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $124,692,284)				137,152,442

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $4,261,111)	0.060%		4,261,111	4,261,111

TOTAL INVESTMENTS - 98.4% (Cost - $128,953,395#)				141,413,553
Other Assets in Excess of Liabilities - 1.6%				2,233,429

TOTAL NET ASSETS - 100.0%				$143,646,982

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CAD	— Canadian Dollar
GDR	— Global Depositary Receipts

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. Treasury inflation protected securities	—	$56,606,614	—	$56,606,614
Non-U.S. Treasury inflation protected securities	—	53,647	—	53,647
U.S. government & agency obligations	—	23,099,538	—	23,099,538
Common stocks:
Consumer discretionary	$2,388,751	1,989,567	—	4,378,318
Consumer staples	1,253,629	590,575	—	1,844,204
Energy	1,748,329	377,122	—	2,125,451
Financials	2,653,735	3,826,504	—	6,480,239
Health care	1,861,586	952,804	—	2,814,390
Industrials	1,964,941	1,078,485	—	3,043,426
Information technology	3,216,080	713,125	—	3,929,205
Materials	631,730	342,166	—	973,896
Telecommunication services	452,587	837,076	—	1,289,663
Utilities	200,412	673,220	—	873,632
Investments in underlying funds	29,253,199	—	—	29,253,199
Preferred stocks	—	383,451	—	383,451
Purchased options	3,569	—	—	3,569

Total long-term investments	$45,628,548	$91,523,894	—	$137,152,442

Short-term investments†	4,261,111	—	—	4,261,111

Total investments	$49,889,659	$91,523,894	—	$141,413,553

Other financial instruments:
Futures contracts	$40,871	—	—	$40,871
Forward foreign currency contracts	—	$169,219	—	169,219

Total other financial instruments	$40,871	$169,219	—	$210,090

Total	$49,930,530	$91,693,113	—	$141,623,643

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$3,113,266	—	—	$3,113,266
Forward foreign currency contracts	—	$1,162,575	—	1,162,575

Total	$3,113,266	$1,162,575	—	$4,275,841

†	See Consolidated Schedule of Investments for additional detailed categorizations.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For the period ended December 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the . The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, securities valued at $11,764,095 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,753,551
Gross unrealized depreciation	(2,293,393)

Net unrealized appreciation	$12,460,158

During the ended December 31, 2014, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of September 30, 2014	—	—
Options written	574	$160,978
Options closed	(534)	(151,608)
Options exercised	(40)	(9,370)
Options expired	—	—

Written options, outstanding as of December 31, 2014	—	—

At December 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	178	12/17	$43,391,129	$43,432,000	$40,871
S&P GSCI	245	1/15	28,707,813	25,679,063	(3,028,750)

					(2,987,879)

Contracts to Sell:
90-Day Eurodollar	178	12/18	43,229,559	43,314,075	(84,516)

Net unrealized depreciation on open futures contracts					$(3,072,395)

At December 31, 2014 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,328,588	USD	514,060	Bank of America, N.A.	1/16/15	$(15,736)
JPY	121,030,000	USD	1,082,897	Bank of America, N.A.	1/16/15	(72,376)
USD	498,811	BRL	1,290,000	Bank of America, N.A.	1/16/15	14,960
USD	14,677	BRL	38,588	Bank of America, N.A.	1/16/15	203
USD	570,074	JPY	60,600,000	Bank of America, N.A.	1/16/15	64,104
JPY	36,300,000	USD	307,750	Citibank, N.A.	1/16/15	(4,669)
JPY	36,300,000	USD	306,914	Citibank, N.A.	1/16/15	(3,833)
AUD	3,546,000	USD	2,895,841	HSBC Bank USA	1/16/15	(3,204)
CAD	8,114,000	USD	6,963,731	HSBC Bank USA	1/16/15	18,170
CHF	1,565,000	USD	1,624,270	HSBC Bank USA	1/16/15	(49,889)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,880,000	USD	26,013,139	HSBC Bank USA	1/16/15	$(744,328)
GBP	3,427,000	USD	5,383,029	HSBC Bank USA	1/16/15	(42,165)
JPY	728,400,000	USD	6,220,431	HSBC Bank USA	1/16/15	(138,769)
MXN	41,990,000	USD	2,861,660	HSBC Bank USA	1/16/15	(17,502)
NOK	20,930,000	USD	2,823,658	HSBC Bank USA	1/16/15	(16,295)
NZD	3,821,000	USD	2,948,475	HSBC Bank USA	1/16/15	29,168
SEK	14,110,000	USD	1,850,786	HSBC Bank USA	1/16/15	(40,712)
CAD	350,000	USD	302,649	Bank of America, N.A.	2/13/15	(1,668)
CAD	330,000	USD	283,255	Bank of America, N.A.	2/13/15	527
JPY	70,610,000	USD	600,987	Bank of America, N.A.	2/13/15	(11,300)
JPY	73,160,000	USD	611,112	Bank of America, N.A.	2/13/15	(129)
NZD	730,000	USD	557,312	Bank of America, N.A.	2/13/15	10,004
USD	653,745	CAD	750,000	Bank of America, N.A.	2/13/15	8,785
USD	270,610	JPY	31,013,223	Bank of America, N.A.	2/13/15	11,607
USD	567,363	NZD	730,000	Bank of America, N.A.	2/13/15	46
USD	257,276	JPY	29,412,158	Credit Suisse	2/13/15	11,645

Total						$(993,356)

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015